N-2 - USD ($)			3 Months Ended	12 Months Ended
		Feb. 06, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key		0001280784
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Hercules Capital, Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Information about our senior securities is shown in the following table as of September 30, 2025 and for each of the years ended December 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015. The information as of September 30, 2025 has been derived from our unaudited financial statements for such period. The information as of and for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020, is derived from our consolidated financial statements, which hav
e bee
n audited by PricewaterhouseCoopers LLP, our independent registered public accounting firm. The “N/A” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
Securitized Credit Facility with Wells Fargo Capital Finance
December 31, 2015	$50,000,000	$26,352	N/A
December 31, 2016	$5,015,620	$290,234	N/A
December 31, 2017 (7)	—	—	N/A
December 31, 2018	$13,106,582	$147,497	N/A
December 31, 2019 (7)	—	—	N/A
December 31, 2020 (7)	—	—	N/A
December 31, 2021 (7)	—	—	N/A
Secured Credit Facility with MUFG Bank Ltd. (MUFG) (9)
December 31, 2015 (7)	—	—	N/A
December 31, 2016 (7)	—	—	N/A
December 31, 2017 (7)	—	—	N/A
December 31, 2018	$39,849,010	$48,513	N/A
December 31, 2019	$103,918,736	$23,423	N/A
December 31, 2020 (7)	—	—	N/A
December 31, 2021 (7)	—	—	N/A
December 31, 2022	$107,000,000	$27,964	N/A
December 31, 2023	$61,000,000	$55,250	N/A
December 31, 2024	$116,000,000	$32,511	N/A
September 30, 2025	$66,000,000	$66,087	N/A
Secured Credit Facility with Sumitomo Mitsui Banking Corporation (SMBC)
December 31, 2021	$29,924,726	$85,479	N/A
December 31, 2022	$72,000,000	$41,558	N/A
December 31, 2023	$94,000,000	$35,854	N/A
December 31, 2024	$283,789,800	$13,289	N/A
September 30, 2025	$222,865,825	$19,571	N/A
Small Business Administration Debentures (HT II) (4)
December 31, 2015	$41,200,000	$31,981	N/A
December 31, 2016	$41,200,000	$35,333	N/A
December 31, 2017	$41,200,000	$39,814	N/A
December 31, 2018	—	—	N/A
Small Business Administration Debentures (HT III) (5)
December 31, 2015	$149,000,000	$8,843	N/A
December 31, 2016	$149,000,000	$9,770	N/A
December 31, 2017	$149,000,000	$11,009	N/A
December 31, 2018	$149,000,000	$12,974	N/A
December 31, 2019	$149,000,000	$16,336	N/A
December 31, 2020	$99,000,000	$26,168	N/A
December 31, 2021	—	—	N/A

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
Small Business Administration Debentures (HC IV) (6)
December 31, 2021	$150,500,000	$16,996	N/A
December 31, 2022	$175,000,000	$17,098	N/A
December 31, 2023	$175,000,000	$19,259	N/A
December 31, 2024	$175,000,000	$21,550	N/A
September 30, 2025	$175,000,000	$24,924	N/A
Small Business Administration Debentures (SBIC V) (10)
December 31, 2024	$104,000,000	$36,263	N/A
September 30, 2025	$175,000,000	$24,924	N/A
2016 Convertible Notes
December 31, 2015	$17,604,000	$74,847	$1,110
December 31, 2016	—	—	N/A
April 2019 Notes
December 31, 2015	$64,489,500	$20,431	$1,017
December 31, 2016	$64,489,500	$22,573	$1,022
December 31, 2017	—	—	N/A
September 2019 Notes
December 31, 2015	$45,875,000	$28,722	$1,009
December 31, 2016	$45,875,000	$31,732	$1,023
December 31, 2017	—	—	N/A
2022 Notes
December 31, 2017	$150,000,000	$10,935	$1,014
December 31, 2018	$150,000,000	$12,888	$976
December 31, 2019	$150,000,000	$16,227	$1,008
December 31, 2020	$150,000,000	$17,271	$1,017
December 31, 2021	$150,000,000	$17,053	$1,019
December 31, 2022	—	—	N/A
2024 Notes
December 31, 2015	$103,000,000	$12,792	$1,014
December 31, 2016	$252,873,175	$5,757	$1,016
December 31, 2017	$183,509,600	$8,939	$1,025
December 31, 2018	$83,509,600	$23,149	$1,011
December 31, 2019	—	—	N/A
2025 Notes
December 31, 2018	$75,000,000	$25,776	$962
December 31, 2019	$75,000,000	$32,454	$1,032
December 31, 2020	$75,000,000	$34,541	$1,020
December 31, 2021	—	—	N/A
2033 Notes
December 31, 2018	$40,000,000	$48,330	$934
December 31, 2019	$40,000,000	$60,851	$1,054
December 31, 2020	$40,000,000	$64,765	$1,072
December 31, 2021	$40,000,000	$63,948	$1,067
December 31, 2022	$40,000,000	$74,804	$984
December 31, 2023	$40,000,000	$84,256	$1,010
December 31, 2024	$40,000,000	$94,283	$1,007
September 30, 2025	$40,000,000	$109,044	$1,011

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
July 2024 Notes
December 31, 2019	$105,000,000	$23,181	N/A
December 31, 2020	$105,000,000	$24,672	N/A
December 31, 2021	$105,000,000	$24,361	N/A
December 31, 2022	$105,000,000	$28,497	N/A
December 31, 2023	$105,000,000	$32,098	N/A
December 31, 2024	$—	$—	N/A
February 2025 Notes
December 31, 2020	$50,000,000	$51,812	N/A
December 31, 2021	$50,000,000	$51,159	N/A
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	—	—	N/A
June 2025 Notes
December 31, 2020	$70,000,000	$37,009	N/A
December 31, 2021	$70,000,000	$36,542	N/A
December 31, 2022	$70,000,000	$42,745	N/A
December 31, 2023	$70,000,000	$48,146	N/A
December 31, 2024	$70,000,000	$53,876	N/A
September 30, 2025	$—	$—	N/A
June 2025 3-Year Notes
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	$—	$—	N/A
March 2026 A Notes
December 31, 2020	$50,000,000	$51,812	N/A
December 31, 2021	$50,000,000	$51,159	N/A
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	$50,000,000	$87,235	N/A
March 2026 B Notes
December 31, 2021	$50,000,000	$51,159	N/A
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	$50,000,000	$87,235	N/A
September 2026 Notes
December 31, 2021	$325,000,000	$7,871	N/A
December 31, 2022	$325,000,000	$9,207	N/A
December 31, 2023	$325,000,000	$10,370	N/A
December 31, 2024	$325,000,000	$11,604	N/A
September 30, 2025	$325,000,000	$13,421	N/A
January 2027 Notes
December 31, 2022	$350,000,000	$8,549	N/A
December 31, 2023	$350,000,000	$9,629	N/A
December 31, 2024	$350,000,000	$10,775	N/A
September 30, 2025	$350,000,000	$12,462	N/A

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
June 2030 Notes
September 30, 2025	$350,000,000	$12,462	N/A
2017 Asset-Backed Notes
December 31, 2015	—	—	N/A
2021 Asset-Backed Notes
December 31, 2015	$129,300,000	$10,190	$996
December 31, 2016	$109,205,263	$13,330	$1,002
December 31, 2017	$49,152,504	$33,372	$1,001
December 31, 2018	—	—	N/A
2027 Asset-Backed Notes
December 31, 2018	$200,000,000	$9,666	$1,006
December 31, 2019	$200,000,000	$12,170	$1,004
December 31, 2020	$180,988,022	$14,314	$1,001
December 31, 2021	—	—	N/A
2028 Asset-Backed Notes
December 31, 2019	$250,000,000	$9,736	$1,004
December 31, 2020	$250,000,000	$10,362	$1,002
December 31, 2021	—	—	N/A
2031 Asset-Backed Notes
December 31, 2022	$150,000,000	$19,948	$951
December 31, 2023	$150,000,000	$22,468	$950
December 31, 2024	$119,475,297	$31,566	$963
September 30, 2025	$88,639,091	$49,208	$981
2022 Convertible Notes
December 31, 2017	$230,000,000	$7,132	$1,028
December 31, 2018	$230,000,000	$8,405	$946
December 31, 2019	$230,000,000	$10,583	$1,021
December 31, 2020	$230,000,000	$11,264	$1,027
December 31, 2021	$230,000,000	$11,121	$1,026
December 31, 2022	—	—	N/A
2028 Convertible Notes
September 30, 2025	$287,500,000	$15,171	$995
Total Senior Securities (8)
December 31, 2015	$600,468,500	$2,194	N/A
December 31, 2016	$667,658,558	$2,180	N/A
December 31, 2017	$802,862,104	$2,043	N/A
December 31, 2018	$980,465,192	$1,972	N/A
December 31, 2019	$1,302,918,736	$1,868	N/A
December 31, 2020	$1,299,988,022	$1,993	N/A
December 31, 2021	$1,250,424,726	$2,046	N/A
December 31, 2022	$1,594,000,000	$1,877	N/A
December 31, 2023	$1,570,000,000	$2,147	N/A
December 31, 2024	$1,783,265,097	$2,115	N/A
September 30, 2025	$2,180,004,916	$2,001	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, including senior securities not subject to asset coverage requirements
under the 1940 Act due to exemptive relief from the SEC, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage per Unit.

(3)	Not applicable because senior securities are not registered for public trading.
(4)
Issued by Hercules Technology II, L.P. (“HT II”), one of our prior SBIC subsidiaries, to the SBA. On July 13, 2018, we completed repayment of the remaining outstanding HT II debentures and subsequently surrendered the SBA license with respect to HT II. These categories of senior securities were not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

(5)
Issued by HT III, one of our prior SBIC subsidiaries, to the SBA. On May 5, 2021, we completed repayment of the remaining outstanding HT III debentures and subsequently surrendered the SBA license with respect to HT III. These categories of senior securities were not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

(6)
Issued by HC IV, one of our SBIC subsidiaries, to the SBA. These categories of senior securities are not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

(7)	The Company’s Wells Facility and MUFG Bank Facility had no borrowings outstanding as of the periods noted above.
(8)
The total senior securities and Asset Coverage per Unit shown for those securities do not represent the asset coverage ratio requirement under the 1940 Act, because the presentation includes senior securities not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC. As of September 30, 2025, our asset coverage ratio under our regulatory requirements as a business development company was 218.7% excluding our SBA debentures as a result of our exemptive order from the SEC which allows us to exclude all SBA leverage from our asset coverage ratio.

(9)	The June 2022 amendment of the MUFG Bank Facility replaced the Union Bank Facility via an amendment as the lead lender.
(10)
Issued by SBIC V, one of our SBIC subsidiaries, to the SBA. These categories of senior securities are not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities is shown in the following table as of September 30, 2025 and for each of the years ended December 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015. The information as of September 30, 2025 has been derived from our unaudited financial statements for such period. The information as of and for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020, is derived from our consolidated financial statements, which hav
e bee
n audited by PricewaterhouseCoopers LLP, our independent registered public accounting firm. The “N/A” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
Securitized Credit Facility with Wells Fargo Capital Finance
December 31, 2015	$50,000,000	$26,352	N/A
December 31, 2016	$5,015,620	$290,234	N/A
December 31, 2017 (7)	—	—	N/A
December 31, 2018	$13,106,582	$147,497	N/A
December 31, 2019 (7)	—	—	N/A
December 31, 2020 (7)	—	—	N/A
December 31, 2021 (7)	—	—	N/A
Secured Credit Facility with MUFG Bank Ltd. (MUFG) (9)
December 31, 2015 (7)	—	—	N/A
December 31, 2016 (7)	—	—	N/A
December 31, 2017 (7)	—	—	N/A
December 31, 2018	$39,849,010	$48,513	N/A
December 31, 2019	$103,918,736	$23,423	N/A
December 31, 2020 (7)	—	—	N/A
December 31, 2021 (7)	—	—	N/A
December 31, 2022	$107,000,000	$27,964	N/A
December 31, 2023	$61,000,000	$55,250	N/A
December 31, 2024	$116,000,000	$32,511	N/A
September 30, 2025	$66,000,000	$66,087	N/A
Secured Credit Facility with Sumitomo Mitsui Banking Corporation (SMBC)
December 31, 2021	$29,924,726	$85,479	N/A
December 31, 2022	$72,000,000	$41,558	N/A
December 31, 2023	$94,000,000	$35,854	N/A
December 31, 2024	$283,789,800	$13,289	N/A
September 30, 2025	$222,865,825	$19,571	N/A
Small Business Administration Debentures (HT II) (4)
December 31, 2015	$41,200,000	$31,981	N/A
December 31, 2016	$41,200,000	$35,333	N/A
December 31, 2017	$41,200,000	$39,814	N/A
December 31, 2018	—	—	N/A
Small Business Administration Debentures (HT III) (5)
December 31, 2015	$149,000,000	$8,843	N/A
December 31, 2016	$149,000,000	$9,770	N/A
December 31, 2017	$149,000,000	$11,009	N/A
December 31, 2018	$149,000,000	$12,974	N/A
December 31, 2019	$149,000,000	$16,336	N/A
December 31, 2020	$99,000,000	$26,168	N/A
December 31, 2021	—	—	N/A

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
Small Business Administration Debentures (HC IV) (6)
December 31, 2021	$150,500,000	$16,996	N/A
December 31, 2022	$175,000,000	$17,098	N/A
December 31, 2023	$175,000,000	$19,259	N/A
December 31, 2024	$175,000,000	$21,550	N/A
September 30, 2025	$175,000,000	$24,924	N/A
Small Business Administration Debentures (SBIC V) (10)
December 31, 2024	$104,000,000	$36,263	N/A
September 30, 2025	$175,000,000	$24,924	N/A
2016 Convertible Notes
December 31, 2015	$17,604,000	$74,847	$1,110
December 31, 2016	—	—	N/A
April 2019 Notes
December 31, 2015	$64,489,500	$20,431	$1,017
December 31, 2016	$64,489,500	$22,573	$1,022
December 31, 2017	—	—	N/A
September 2019 Notes
December 31, 2015	$45,875,000	$28,722	$1,009
December 31, 2016	$45,875,000	$31,732	$1,023
December 31, 2017	—	—	N/A
2022 Notes
December 31, 2017	$150,000,000	$10,935	$1,014
December 31, 2018	$150,000,000	$12,888	$976
December 31, 2019	$150,000,000	$16,227	$1,008
December 31, 2020	$150,000,000	$17,271	$1,017
December 31, 2021	$150,000,000	$17,053	$1,019
December 31, 2022	—	—	N/A
2024 Notes
December 31, 2015	$103,000,000	$12,792	$1,014
December 31, 2016	$252,873,175	$5,757	$1,016
December 31, 2017	$183,509,600	$8,939	$1,025
December 31, 2018	$83,509,600	$23,149	$1,011
December 31, 2019	—	—	N/A
2025 Notes
December 31, 2018	$75,000,000	$25,776	$962
December 31, 2019	$75,000,000	$32,454	$1,032
December 31, 2020	$75,000,000	$34,541	$1,020
December 31, 2021	—	—	N/A
2033 Notes
December 31, 2018	$40,000,000	$48,330	$934
December 31, 2019	$40,000,000	$60,851	$1,054
December 31, 2020	$40,000,000	$64,765	$1,072
December 31, 2021	$40,000,000	$63,948	$1,067
December 31, 2022	$40,000,000	$74,804	$984
December 31, 2023	$40,000,000	$84,256	$1,010
December 31, 2024	$40,000,000	$94,283	$1,007
September 30, 2025	$40,000,000	$109,044	$1,011

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
July 2024 Notes
December 31, 2019	$105,000,000	$23,181	N/A
December 31, 2020	$105,000,000	$24,672	N/A
December 31, 2021	$105,000,000	$24,361	N/A
December 31, 2022	$105,000,000	$28,497	N/A
December 31, 2023	$105,000,000	$32,098	N/A
December 31, 2024	$—	$—	N/A
February 2025 Notes
December 31, 2020	$50,000,000	$51,812	N/A
December 31, 2021	$50,000,000	$51,159	N/A
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	—	—	N/A
June 2025 Notes
December 31, 2020	$70,000,000	$37,009	N/A
December 31, 2021	$70,000,000	$36,542	N/A
December 31, 2022	$70,000,000	$42,745	N/A
December 31, 2023	$70,000,000	$48,146	N/A
December 31, 2024	$70,000,000	$53,876	N/A
September 30, 2025	$—	$—	N/A
June 2025 3-Year Notes
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	$—	$—	N/A
March 2026 A Notes
December 31, 2020	$50,000,000	$51,812	N/A
December 31, 2021	$50,000,000	$51,159	N/A
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	$50,000,000	$87,235	N/A
March 2026 B Notes
December 31, 2021	$50,000,000	$51,159	N/A
December 31, 2022	$50,000,000	$59,843	N/A
December 31, 2023	$50,000,000	$67,405	N/A
December 31, 2024	$50,000,000	$75,426	N/A
September 30, 2025	$50,000,000	$87,235	N/A
September 2026 Notes
December 31, 2021	$325,000,000	$7,871	N/A
December 31, 2022	$325,000,000	$9,207	N/A
December 31, 2023	$325,000,000	$10,370	N/A
December 31, 2024	$325,000,000	$11,604	N/A
September 30, 2025	$325,000,000	$13,421	N/A
January 2027 Notes
December 31, 2022	$350,000,000	$8,549	N/A
December 31, 2023	$350,000,000	$9,629	N/A
December 31, 2024	$350,000,000	$10,775	N/A
September 30, 2025	$350,000,000	$12,462	N/A

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Average Market Value per Unit (3)
June 2030 Notes
September 30, 2025	$350,000,000	$12,462	N/A
2017 Asset-Backed Notes
December 31, 2015	—	—	N/A
2021 Asset-Backed Notes
December 31, 2015	$129,300,000	$10,190	$996
December 31, 2016	$109,205,263	$13,330	$1,002
December 31, 2017	$49,152,504	$33,372	$1,001
December 31, 2018	—	—	N/A
2027 Asset-Backed Notes
December 31, 2018	$200,000,000	$9,666	$1,006
December 31, 2019	$200,000,000	$12,170	$1,004
December 31, 2020	$180,988,022	$14,314	$1,001
December 31, 2021	—	—	N/A
2028 Asset-Backed Notes
December 31, 2019	$250,000,000	$9,736	$1,004
December 31, 2020	$250,000,000	$10,362	$1,002
December 31, 2021	—	—	N/A
2031 Asset-Backed Notes
December 31, 2022	$150,000,000	$19,948	$951
December 31, 2023	$150,000,000	$22,468	$950
December 31, 2024	$119,475,297	$31,566	$963
September 30, 2025	$88,639,091	$49,208	$981
2022 Convertible Notes
December 31, 2017	$230,000,000	$7,132	$1,028
December 31, 2018	$230,000,000	$8,405	$946
December 31, 2019	$230,000,000	$10,583	$1,021
December 31, 2020	$230,000,000	$11,264	$1,027
December 31, 2021	$230,000,000	$11,121	$1,026
December 31, 2022	—	—	N/A
2028 Convertible Notes
September 30, 2025	$287,500,000	$15,171	$995
Total Senior Securities (8)
December 31, 2015	$600,468,500	$2,194	N/A
December 31, 2016	$667,658,558	$2,180	N/A
December 31, 2017	$802,862,104	$2,043	N/A
December 31, 2018	$980,465,192	$1,972	N/A
December 31, 2019	$1,302,918,736	$1,868	N/A
December 31, 2020	$1,299,988,022	$1,993	N/A
December 31, 2021	$1,250,424,726	$2,046	N/A
December 31, 2022	$1,594,000,000	$1,877	N/A
December 31, 2023	$1,570,000,000	$2,147	N/A
December 31, 2024	$1,783,265,097	$2,115	N/A
September 30, 2025	$2,180,004,916	$2,001	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, including senior securities not subject to asset coverage requirements
under the 1940 Act due to exemptive relief from the SEC, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage per Unit.

(3)	Not applicable because senior securities are not registered for public trading.
(4)
Issued by Hercules Technology II, L.P. (“HT II”), one of our prior SBIC subsidiaries, to the SBA. On July 13, 2018, we completed repayment of the remaining outstanding HT II debentures and subsequently surrendered the SBA license with respect to HT II. These categories of senior securities were not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

(5)
Issued by HT III, one of our prior SBIC subsidiaries, to the SBA. On May 5, 2021, we completed repayment of the remaining outstanding HT III debentures and subsequently surrendered the SBA license with respect to HT III. These categories of senior securities were not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

(6)
Issued by HC IV, one of our SBIC subsidiaries, to the SBA. These categories of senior securities are not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

(7)	The Company’s Wells Facility and MUFG Bank Facility had no borrowings outstanding as of the periods noted above.
(8)
The total senior securities and Asset Coverage per Unit shown for those securities do not represent the asset coverage ratio requirement under the 1940 Act, because the presentation includes senior securities not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC. As of September 30, 2025, our asset coverage ratio under our regulatory requirements as a business development company was 218.7% excluding our SBA debentures as a result of our exemptive order from the SEC which allows us to exclude all SBA leverage from our asset coverage ratio.

(9)	The June 2022 amendment of the MUFG Bank Facility replaced the Union Bank Facility via an amendment as the lead lender.
(10)
Issued by SBIC V, one of our SBIC subsidiaries, to the SBA. These categories of senior securities are not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.

Senior Securities Averaging Method, Note [Text Block]		Not applicable because senior securities are not registered for public trading.
Senior Securities Headings, Note [Text Block]
(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, including senior securities not subject to asset coverage requirements
under the 1940 Act due to exemptive relief from the SEC, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage per Unit.

(3)	Not applicable because senior securities are not registered for public trading.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to maximize our portfolio’s total return by generating current income from our debt investments and capital appreciation from our warrant and equity-related investments.
Risk Factors [Table Text Block]
SUPPLEMENTARY RISK FACTORS
Investing in our securities involves a number of significant risks. Before you invest in our securities, you should be aware of various risks, including those described below and those set forth in the accompanying prospectus, our most recent Annual Report on
Form 10-K, our
subsequent Quarterly Reports on
Form 10-Q, and
any subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus. You should carefully consider these risk factors, together with all of the other information included or incorporated by reference in this prospectus supplement, the accompanying prospectus and any free writing prospectus related to the offering of the Notes, before you decide whether to make an investment in our securities. The risks set out below and in the documents referenced above are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition, results of operations and cash flows could be materially and adversely affected which could materially adversely affect our ability to repay principal and interest on the Notes. In such case, the value of the Notes may decline, and investors may lose all or part of their investment.
Risks Related to the Notes
The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.
The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of December 31, 2025, we had approximately $277.9 million aggregate principal amount outstanding under our credit facility with Sumitomo Mitsui Banking Corporation (the “SMBC Facility”) which is primarily secured by a first priority security interest (subject to certain exceptions) in certain specified property and assets of the Company and any subsidiary guarantors thereunder. The indebtedness under the SMBC Facility is therefore effectively senior to the Notes to the extent of the value of such assets.
The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes are obligations exclusively of Hercules Capital, Inc. and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. As of December 31, 2025, approximately $582.6 million of our indebtedness required to be consolidated on our balance sheet was held through subsidiary financing vehicles and secured by certain assets of such subsidiaries, including $350.0 million in SBA-guaranteed debentures
issued by our SBIC subsidiaries, $168.0 million outstanding under our credit facility with MUFG Bank, Ltd. (the “MUFG Bank Facility” and together with the SMBC Facility, the “Credit Facilities”), and $64.6 million asset-backed notes issued by our wholly owned subsidiary, Hercules Capital Funding Trust
2022-1
LLC (the “2031 Asset-Backed Notes”). The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors), if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims (and therefore the claims of our creditors, including the holders of the Notes) would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.

The

indenture under which the Notes will be issued will contain limited protection for holders of the Notes.
The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect to any exemptive relief granted to us by the SEC;

•
pay distributions on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including subordinated indebtedness, except that we have agreed that, for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by (i) Section 61(a)(1) and (2) of the 1940 Act or any successor provisions thereto, whether or not we are subject to such provisions of the 1940 Act and after giving effect to any exemptive relief granted to us by the SEC and (ii) the following two exceptions: (A) we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code; and (B) this restriction will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months. If Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of distributions or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions
that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. See “Risk Factors—Certain of our assets are subject to security interests under our senior securities and if we default on our obligations under our senior securities, we may suffer adverse consequences, including foreclosure on those assets.” in our most recent Annual Report on
Form 10-K. In
addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, and trading levels and prices of, the Notes.
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices, if any, or values of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Notes bearing interest at fixed rates and market interest rates increase, the market values of those Notes may decline. We cannot predict the future level of market interest rates.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.
Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
The use of debt could have significant consequences on our future operations, including:

•	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;

•
resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our financing arrangements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our financing arrangements; and

•	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our financing arrangements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond
our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our financing arrangements or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event (as defined in the “Description of Notes” herein) because we may not have sufficient funds. Upon a Change of Control Repurchase Event, holders of the Notes may require us to repurchase for cash some or all of the Notes at a repurchase price equal to 100% of the aggregate principal amount of the Notes being repurchased, plus accrued and unpaid interest to, but not including, the repurchase date. Our failure to purchase such tendered Notes upon the occurrence of such Change of Control Repurchase Event would cause an event of default under the indenture governing the Notes and a cross-default under the agreements governing certain of our other indebtedness, which may result in the acceleration of such indebtedness requiring us to repay that indebtedness immediately. Our and our subsidiaries’ current and future financing facilities may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our and our subsidiaries’ future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. If a Change of Control Repurchase Event were to occur, we may not have sufficient funds to repay any such accelerated indebtedness and/or to make the required repurchase of the Notes. See “Description of Notes—Offer to Repurchase Upon a Change of Control Repurchase Event” in this prospectus supplement for additional information.
An active trading market for the Notes may not develop or be maintained, which could limit the market price of the Notes or your ability to sell them.
The Notes are a new issue of debt securities for which there currently is no trading market. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop or is not maintained, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
A downgrade, suspension or withdrawal of a credit rating assigned by a rating agency to us or our unsecured debt, if any, or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes or other debt securities we may issue. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market of our debt securities, if any. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes or an investment in other debt securities we may issue
. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of the Notes of any changes in our credit ratings.
The Notes are rated by certain credit rating agencies. There can be no assurance that the respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the applicable ratings agency if in its judgment future circumstances relating to the basis of the credit rating, such as adverse changes in our business, financial condition and results of operations, so warrant.
Because the Notes will initially be held in book-entry form, holders of the Notes must rely on DTC’s procedures to exercise their rights and remedies.
We will initially issue the Notes in the form of one or more “global notes” registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in global notes will be shown on, and transfers of global notes will be effected only through, the records maintained by DTC. Except in limited circumstances, we will not issue certificated notes. See “Description of Notes—Book-Entry, Settlement and Clearance.” Accordingly, if you own a beneficial interest in a global note, then you will not be considered an owner or holder of the Notes. Instead, DTC or its nominee will be the sole holder of the Notes. Payments of principal, interest and other amounts on global notes will be made to the paying agent, who will remit the payments to DTC. We expect that DTC will then credit those payments to the DTC participant accounts that hold book-entry interests in the global notes and that those participants will credit the payments to indirect DTC participants. Unlike persons who have certificated notes registered in their names, owners of beneficial interests in global notes will not have the direct right to act on our solicitations for consents or requests for waivers or other actions from holders of the Notes. Instead, those beneficial owners will be permitted to act only to the extent that they have received appropriate proxies to do so from DTC or, if applicable, a DTC participant. The applicable procedures for the granting of these proxies may not be sufficient to enable owners of beneficial interests in global notes to vote on any requested actions on a timely basis.
There are material limitations with making available preliminary estimates of our financial results at and for the quarter ended December 31, 2025 prior to the completion of our and our auditor’s financial review procedures for such period.
The preliminary financial estimates contained in the section entitled “Summary—Recent Developments— Preliminary Estimates of Certain Financial Results” are not a comprehensive statement of our financial results at and for the quarter ended December 31, 2025 and have not been audited, reviewed, compiled, examined or subject to any procedures by PricewaterhouseCoopers LLP, our independent registered public accounting firm, or any other independent accountants. Our consolidated financial statements for the fiscal year ended December 31, 2025 will not be available until after this offering is completed and, consequently, will not be available to you prior to making an investment decision. Our actual financial results at and for the quarter ended December 31, 2025 could differ materially from the preliminary financial estimates we have provided as a result of the completion of our customary financial closing procedures and related internal controls over financial reporting, final determination of the fair value of our portfolio investments, final adjustments, execution of our disclosures and control procedures and other developments arising between now and the time that our financial results for the fiscal year ended December 31, 2025 are finalized. The preliminary financial data included herein has been prepared by, and is the responsibility of, management. PricewaterhouseCoopers LLP has not audited, reviewed, compiled, examined or performed any procedures with respect to such preliminary estimates, and, accordingly, does not express an opinion or any other form of assurance with respect thereto. In addition, the preliminary financial estimates do not include all of the information regarding our financial condition and results of operations for the fiscal year ended December 31, 2025 that may be important to investors.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Dividends and Covenants [Text Block]
Covenants
In addition to the covenants described in the base indenture, the following covenants shall apply to the Notes. To the extent of any conflict or inconsistency between the base indenture and the following covenants, the following covenants shall govern:
Merger, Consolidation or Sale of Assets
The indenture will provide that we will not merge or consolidate with or into any other person (other than a merger of a wholly owned subsidiary into us), or sell, transfer, lease, convey or otherwise dispose of all or substantially all our property (provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of Hercules Capital or its Controlled Subsidiaries shall not be deemed to be any such sale, transfer, lease, conveyance or disposition) in any one transaction or series of related transactions unless:

•
we are the surviving person (the “Surviving Person”) or the Surviving Person (if other than us) formed by such merger or consolidation or to which such sale, transfer, lease, conveyance or disposition is made shall be a statutory trust, corporation or limited liability company organized and existing under the laws of the United States of America or any state or territory thereof;

•
the Surviving Person (if other than us) expressly assumes, by supplemental indenture in form reasonably satisfactory to the trustee, executed and delivered to the trustee by such Surviving Person, the due and punctual payment of the principal of, and premium, if any, and interest on, all the Notes outstanding, and the due and punctual performance and observance of all the covenants and conditions of the indenture to be performed by us;

•	immediately before and immediately after giving effect to such transaction or series of related transactions, no default or event of default shall have occurred and be continuing; and

•
we shall deliver, or cause to be delivered, to the trustee, an officers’ certificate and an opinion of counsel, each stating that such transaction and the supplemental indenture, if any, in respect thereto, comply with this covenant and that all conditions precedent in the indenture relating to such transaction have been complied with.

For the purposes of this covenant, the sale, transfer, lease, conveyance or other disposition of all the property of one or more of our subsidiaries, which property, if held by us instead of such subsidiaries, would constitute all or substantially all of our property on a consolidated basis, shall be deemed to be the transfer of all or substantially all of our property.
Although there is a limited body of case law interpreting the phrase “substantially all,” there is no precise established definition of the phrase under applicable law. Accordingly, in certain circumstances there may be a degree of uncertainty as to whether a particular transaction would involve “all or substantially all” of the properties or assets of a person. As a result, it may be unclear as to whether the merger, consolidation or sale of assets covenant would apply to a particular transaction as described above absent a decision by a court of competent jurisdiction. Although these types of transactions are permitted under the indenture, certain of the foregoing transactions could constitute a Change of Control that results in a Change of Control Repurchase Event permitting each holder to require us to repurchase the Notes of such holder as described above.
An assumption by any person of obligations under the Notes and the indenture might be deemed for U.S. federal income tax purposes to be an exchange of the Notes for new Notes by the holders thereof, resulting in recognition of gain or loss for such purposes and possibly other adverse tax consequences to the holders. Holders should consult their own tax advisors regarding the tax consequences of such an assumption.
Other Covenants

•
We agree that for the period of time during which the Notes are outstanding, we will not violate, whether or not we are subject to, Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC (even if we are no longer subject to the 1940 Act).

•
We agree that, for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by (i) Section 61(a)(1) and (2) of the 1940 Act or any successor provisions and after giving effect to any exemptive relief granted to us by the SEC and (ii) the two other exceptions set forth below. These provisions of the 1940 Act will not be applicable to us as a statutory matter as a result of this offering, but instead we have contractually agreed in this offering to abide by these provisions as if they were applicable to us as a result of this offering and as otherwise modified in the manner described below. Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act generally prohibits a business development company from declaring any cash dividend or distribution upon any class of its capital stock, or purchasing any such capital stock if its asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution, or purchase. Under this covenant, pursuant to which we have agreed to contractually abide by the above-described provisions, we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code. Furthermore, the covenant will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months.

•
If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the Notes and the trustee, for the period of time during which the Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end, and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with GAAP, as applicable.

Risks Related to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Notes
The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.
The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of December 31, 2025, we had approximately $277.9 million aggregate principal amount outstanding under our credit facility with Sumitomo Mitsui Banking Corporation (the “SMBC Facility”) which is primarily secured by a first priority security interest (subject to certain exceptions) in certain specified property and assets of the Company and any subsidiary guarantors thereunder. The indebtedness under the SMBC Facility is therefore effectively senior to the Notes to the extent of the value of such assets.
The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes are obligations exclusively of Hercules Capital, Inc. and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. As of December 31, 2025, approximately $582.6 million of our indebtedness required to be consolidated on our balance sheet was held through subsidiary financing vehicles and secured by certain assets of such subsidiaries, including $350.0 million in SBA-guaranteed debentures
issued by our SBIC subsidiaries, $168.0 million outstanding under our credit facility with MUFG Bank, Ltd. (the “MUFG Bank Facility” and together with the SMBC Facility, the “Credit Facilities”), and $64.6 million asset-backed notes issued by our wholly owned subsidiary, Hercules Capital Funding Trust
2022-1
LLC (the “2031 Asset-Backed Notes”). The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors), if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims (and therefore the claims of our creditors, including the holders of the Notes) would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.

The

indenture under which the Notes will be issued will contain limited protection for holders of the Notes.
The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect to any exemptive relief granted to us by the SEC;

•
pay distributions on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including subordinated indebtedness, except that we have agreed that, for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by (i) Section 61(a)(1) and (2) of the 1940 Act or any successor provisions thereto, whether or not we are subject to such provisions of the 1940 Act and after giving effect to any exemptive relief granted to us by the SEC and (ii) the following two exceptions: (A) we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code; and (B) this restriction will not be triggered unless and until such time as our asset coverage has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act or any successor provisions (after giving effect to any exemptive relief granted to us by the SEC) for more than six consecutive months. If Section 18(a)(1)(B) as modified by Section 61(a)(1) and (2) of the 1940 Act were currently applicable to us in connection with this offering, these provisions would generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of distributions or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions
that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. See “Risk Factors—Certain of our assets are subject to security interests under our senior securities and if we default on our obligations under our senior securities, we may suffer adverse consequences, including foreclosure on those assets.” in our most recent Annual Report on
Form 10-K. In
addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for, and trading levels and prices of, the Notes.
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices, if any, or values of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Notes bearing interest at fixed rates and market interest rates increase, the market values of those Notes may decline. We cannot predict the future level of market interest rates.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.
Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
The use of debt could have significant consequences on our future operations, including:

•	making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding debt;

•
resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our financing arrangements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•	reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•	subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our financing arrangements; and

•	limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our financing arrangements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond
our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our financing arrangements or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event (as defined in the “Description of Notes” herein) because we may not have sufficient funds. Upon a Change of Control Repurchase Event, holders of the Notes may require us to repurchase for cash some or all of the Notes at a repurchase price equal to 100% of the aggregate principal amount of the Notes being repurchased, plus accrued and unpaid interest to, but not including, the repurchase date. Our failure to purchase such tendered Notes upon the occurrence of such Change of Control Repurchase Event would cause an event of default under the indenture governing the Notes and a cross-default under the agreements governing certain of our other indebtedness, which may result in the acceleration of such indebtedness requiring us to repay that indebtedness immediately. Our and our subsidiaries’ current and future financing facilities may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our and our subsidiaries’ future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. If a Change of Control Repurchase Event were to occur, we may not have sufficient funds to repay any such accelerated indebtedness and/or to make the required repurchase of the Notes. See “Description of Notes—Offer to Repurchase Upon a Change of Control Repurchase Event” in this prospectus supplement for additional information.
An active trading market for the Notes may not develop or be maintained, which could limit the market price of the Notes or your ability to sell them.
The Notes are a new issue of debt securities for which there currently is no trading market. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop or is not maintained, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
A downgrade, suspension or withdrawal of a credit rating assigned by a rating agency to us or our unsecured debt, if any, or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes or other debt securities we may issue. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market of our debt securities, if any. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes or an investment in other debt securities we may issue
. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of the Notes of any changes in our credit ratings.
The Notes are rated by certain credit rating agencies. There can be no assurance that the respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the applicable ratings agency if in its judgment future circumstances relating to the basis of the credit rating, such as adverse changes in our business, financial condition and results of operations, so warrant.
Because the Notes will initially be held in book-entry form, holders of the Notes must rely on DTC’s procedures to exercise their rights and remedies.
We will initially issue the Notes in the form of one or more “global notes” registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in global notes will be shown on, and transfers of global notes will be effected only through, the records maintained by DTC. Except in limited circumstances, we will not issue certificated notes. See “Description of Notes—Book-Entry, Settlement and Clearance.” Accordingly, if you own a beneficial interest in a global note, then you will not be considered an owner or holder of the Notes. Instead, DTC or its nominee will be the sole holder of the Notes. Payments of principal, interest and other amounts on global notes will be made to the paying agent, who will remit the payments to DTC. We expect that DTC will then credit those payments to the DTC participant accounts that hold book-entry interests in the global notes and that those participants will credit the payments to indirect DTC participants. Unlike persons who have certificated notes registered in their names, owners of beneficial interests in global notes will not have the direct right to act on our solicitations for consents or requests for waivers or other actions from holders of the Notes. Instead, those beneficial owners will be permitted to act only to the extent that they have received appropriate proxies to do so from DTC or, if applicable, a DTC participant. The applicable procedures for the granting of these proxies may not be sufficient to enable owners of beneficial interests in global notes to vote on any requested actions on a timely basis.
There are material limitations with making available preliminary estimates of our financial results at and for the quarter ended December 31, 2025 prior to the completion of our and our auditor’s financial review procedures for such period.
The preliminary financial estimates contained in the section entitled “Summary—Recent Developments— Preliminary Estimates of Certain Financial Results” are not a comprehensive statement of our financial results at and for the quarter ended December 31, 2025 and have not been audited, reviewed, compiled, examined or subject to any procedures by PricewaterhouseCoopers LLP, our independent registered public accounting firm, or any other independent accountants. Our consolidated financial statements for the fiscal year ended December 31, 2025 will not be available until after this offering is completed and, consequently, will not be available to you prior to making an investment decision. Our actual financial results at and for the quarter ended December 31, 2025 could differ materially from the preliminary financial estimates we have provided as a result of the completion of our customary financial closing procedures and related internal controls over financial reporting, final determination of the fair value of our portfolio investments, final adjustments, execution of our disclosures and control procedures and other developments arising between now and the time that our financial results for the fiscal year ended December 31, 2025 are finalized. The preliminary financial data included herein has been prepared by, and is the responsibility of, management. PricewaterhouseCoopers LLP has not audited, reviewed, compiled, examined or performed any procedures with respect to such preliminary estimates, and, accordingly, does not express an opinion or any other form of assurance with respect thereto. In addition, the preliminary financial estimates do not include all of the information regarding our financial condition and results of operations for the fiscal year ended December 31, 2025 that may be important to investors.

Securitized Credit Facility with Wells Fargo Capital Finance [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]						$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 13,106,582	$ 0	[1]	$ 5,015,620		$ 50,000,000
Senior Securities Coverage per Unit	[3]						$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 147,497	$ 0	[1]	$ 290,234		$ 26,352
Secured Credit Facility with MUFG Bank Ltd. (MUFG) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2],[4]			$ 116,000,000	$ 61,000,000	$ 107,000,000	$ 0	[1]	$ 0	[1]	$ 103,918,736		$ 39,849,010	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 66,000,000
Senior Securities Coverage per Unit	[3],[4]			$ 32,511	$ 55,250	$ 27,964	$ 0	[1]	$ 0	[1]	$ 23,423		$ 48,513	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 66,087
Secured Credit Facility with Sumitomo Mitsui Banking Corporation (SMBC) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 283,789,800	$ 94,000,000	$ 72,000,000	$ 29,924,726													$ 222,865,825
Senior Securities Coverage per Unit	[3]			$ 13,289	$ 35,854	$ 41,558	$ 85,479													$ 19,571
Small Business Administration Debentures (HT II) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2],[5]												$ 0	$ 41,200,000		$ 41,200,000		$ 41,200,000
Senior Securities Coverage per Unit	[3],[5]												$ 0	$ 39,814		$ 35,333		$ 31,981
Small Business Administration Debentures (HT III) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2],[6]						$ 0		$ 99,000,000		$ 149,000,000		$ 149,000,000	$ 149,000,000		$ 149,000,000		$ 149,000,000
Senior Securities Coverage per Unit	[3],[6]						$ 0		$ 26,168		$ 16,336		$ 12,974	$ 11,009		$ 9,770		$ 8,843
Small Business Administration Debentures (HC IV) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2],[7]			$ 175,000,000	$ 175,000,000	$ 175,000,000	$ 150,500,000													$ 175,000,000
Senior Securities Coverage per Unit	[3],[7]			$ 21,550	$ 19,259	$ 17,098	$ 16,996													$ 24,924
Small Business Administration Debentures (SBIC V) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2],[8]			$ 104,000,000																$ 175,000,000
Senior Securities Coverage per Unit	[3],[8]			$ 36,263																$ 24,924
2016 Convertible Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]															$ 0		$ 17,604,000
Senior Securities Coverage per Unit	[3]															$ 0		$ 74,847
Senior Securities Average Market Value per Unit	[9]																	$ 1,110
April 2019 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]													$ 0		$ 64,489,500		$ 64,489,500
Senior Securities Coverage per Unit	[3]													$ 0		$ 22,573		$ 20,431
Senior Securities Average Market Value per Unit	[9]															$ 1,022		$ 1,017
September 2019 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]													$ 0		$ 45,875,000		$ 45,875,000
Senior Securities Coverage per Unit	[3]													$ 0		$ 31,732		$ 28,722
Senior Securities Average Market Value per Unit	[9]															$ 1,023		$ 1,009
2022 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]					$ 0	$ 150,000,000		$ 150,000,000		$ 150,000,000		$ 150,000,000	$ 150,000,000
Senior Securities Coverage per Unit	[3]					$ 0	$ 17,053		$ 17,271		$ 16,227		$ 12,888	$ 10,935
Senior Securities Average Market Value per Unit	[9]						$ 1,019		$ 1,017		$ 1,008		$ 976	$ 1,014
2024 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]										$ 0		$ 83,509,600	$ 183,509,600		$ 252,873,175		$ 103,000,000
Senior Securities Coverage per Unit	[3]										$ 0		$ 23,149	$ 8,939		$ 5,757		$ 12,792
Senior Securities Average Market Value per Unit	[9]												$ 1,011	$ 1,025		$ 1,016		$ 1,014
2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]						$ 0		$ 75,000,000		$ 75,000,000		$ 75,000,000
Senior Securities Coverage per Unit	[3]						$ 0		$ 34,541		$ 32,454		$ 25,776
Senior Securities Average Market Value per Unit	[9]								$ 1,020		$ 1,032		$ 962
2033 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000		$ 40,000,000		$ 40,000,000		$ 40,000,000							$ 40,000,000
Senior Securities Coverage per Unit	[3]			$ 94,283	$ 84,256	$ 74,804	$ 63,948		$ 64,765		$ 60,851		$ 48,330							$ 109,044
Senior Securities Average Market Value per Unit	[9]		$ 1,011	$ 1,007	$ 1,010	$ 984	$ 1,067		$ 1,072		$ 1,054		$ 934
July 2024 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 0	$ 105,000,000	$ 105,000,000	$ 105,000,000		$ 105,000,000		$ 105,000,000
Senior Securities Coverage per Unit	[3]			$ 0	$ 32,098	$ 28,497	$ 24,361		$ 24,672		$ 23,181
February 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000		$ 50,000,000											$ 0
Senior Securities Coverage per Unit	[3]			$ 75,426	$ 67,405	$ 59,843	$ 51,159		$ 51,812											$ 0
June 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 70,000,000	$ 70,000,000	$ 70,000,000	$ 70,000,000		$ 70,000,000											$ 0
Senior Securities Coverage per Unit	[3]			$ 53,876	$ 48,146	$ 42,745	$ 36,542		$ 37,009											$ 0
June 2025 3-Year Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 50,000,000	$ 50,000,000	$ 50,000,000														$ 0
Senior Securities Coverage per Unit	[3]			$ 75,426	$ 67,405	$ 59,843														$ 0
March 2026 A Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000		$ 50,000,000											$ 50,000,000
Senior Securities Coverage per Unit	[3]			$ 75,426	$ 67,405	$ 59,843	$ 51,159		$ 51,812											$ 87,235
March 2026 B Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000													$ 50,000,000
Senior Securities Coverage per Unit	[3]			$ 75,426	$ 67,405	$ 59,843	$ 51,159													$ 87,235
September 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 325,000,000	$ 325,000,000	$ 325,000,000	$ 325,000,000													$ 325,000,000
Senior Securities Coverage per Unit	[3]			$ 11,604	$ 10,370	$ 9,207	$ 7,871													$ 13,421
January 2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 350,000,000	$ 350,000,000	$ 350,000,000														$ 350,000,000
Senior Securities Coverage per Unit	[3]			$ 10,775	$ 9,629	$ 8,549														$ 12,462
June 2030 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]																			$ 350,000,000
Senior Securities Coverage per Unit	[3]																			$ 12,462
2017 Asset-Backed Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]																	$ 0
Senior Securities Coverage per Unit	[3]																	$ 0
2021 Asset-Backed Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]												$ 0	$ 49,152,504		$ 109,205,263		$ 129,300,000
Senior Securities Coverage per Unit	[3]												$ 0	$ 33,372		$ 13,330		$ 10,190
Senior Securities Average Market Value per Unit	[9]													$ 1,001		$ 1,002		$ 996
2027 Asset-Backed Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]						$ 0		$ 180,988,022		$ 200,000,000		$ 200,000,000
Senior Securities Coverage per Unit	[3]						$ 0		$ 14,314		$ 12,170		$ 9,666
Senior Securities Average Market Value per Unit	[9]								$ 1,001		$ 1,004		$ 1,006
2028 Asset-Backed Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]						$ 0		$ 250,000,000		$ 250,000,000
Senior Securities Coverage per Unit	[3]						$ 0		$ 10,362		$ 9,736
Senior Securities Average Market Value per Unit	[9]								$ 1,002		$ 1,004
2022 Convertible Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]					$ 0	$ 230,000,000		$ 230,000,000		$ 230,000,000		$ 230,000,000	$ 230,000,000
Senior Securities Coverage per Unit	[3]					$ 0	$ 11,121		$ 11,264		$ 10,583		$ 8,405	$ 7,132
Senior Securities Average Market Value per Unit	[9]						$ 1,026		$ 1,027		$ 1,021		$ 946	$ 1,028
2031 Asset-Backed Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]			$ 119,475,297	$ 150,000,000	$ 150,000,000														$ 88,639,091
Senior Securities Coverage per Unit	[3]			$ 31,566	$ 22,468	$ 19,948														$ 49,208
Senior Securities Average Market Value per Unit	[9]		981	$ 963	$ 950	$ 951
2028 Convertible Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]																			$ 287,500,000
Senior Securities Coverage per Unit	[3]																			$ 15,171
Senior Securities Average Market Value per Unit	[9]		$ 995
Total Senior Securities [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2],[10]			$ 1,783,265,097	$ 1,570,000,000	$ 1,594,000,000	$ 1,250,424,726		$ 1,299,988,022		$ 1,302,918,736		$ 980,465,192	$ 802,862,104		$ 667,658,558		$ 600,468,500		$ 2,180,004,916
Senior Securities Coverage per Unit	[3],[10]			$ 2,115	$ 2,147	$ 1,877	$ 2,046		$ 1,993		$ 1,868		$ 1,972	$ 2,043		$ 2,180		$ 2,194		$ 2,001

[1]	The Company’s Wells Facility and MUFG Bank Facility had no borrowings outstanding as of the periods noted above.
[2]	Total amount of each class of senior securities outstanding at the end of the period presented.
[3]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, including senior securities not subject to asset coverage requirements under the 1940 Act due to exemptive relief from the SEC, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage per Unit.
[4]	The June 2022 amendment of the MUFG Bank Facility replaced the Union Bank Facility via an amendment as the lead lender.
[5]	Issued by Hercules Technology II, L.P. (“HT II”), one of our prior SBIC subsidiaries, to the SBA. On July 13, 2018, we completed repayment of the remaining outstanding HT II debentures and subsequently surrendered the SBA license with respect to HT II. These categories of senior securities were not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.
[6]	Issued by HT III, one of our prior SBIC subsidiaries, to the SBA. On May 5, 2021, we completed repayment of the remaining outstanding HT III debentures and subsequently surrendered the SBA license with respect to HT III. These categories of senior securities were not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.
[7]	Issued by HC IV, one of our SBIC subsidiaries, to the SBA. These categories of senior securities are not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.
[8]	Issued by SBIC V, one of our SBIC subsidiaries, to the SBA. These categories of senior securities are not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC.
[9]	Not applicable because senior securities are not registered for public trading.
[10]	The total senior securities and Asset Coverage per Unit shown for those securities do not represent the asset coverage ratio requirement under the 1940 Act, because the presentation includes senior securities not subject to the asset coverage requirements of the 1940 Act as a result of exemptive relief granted to us by the SEC. As of September 30, 2025, our asset coverage ratio under our regulatory requirements as a business development company was 218.7% excluding our SBA debentures as a result of our exemptive order from the SEC which allows us to exclude all SBA leverage from our asset coverage ratio.